Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2023	1,462	1,187
Additions	3,641	3,641
Disposals	(175)	(175)
Loss on modification	(461)	(428)
Depreciation	(1,450)	—
Interest expense	—	56
Payments	—	(1,948)
Effect of foreign exchange rates	(97)	108
Balance at December 31, 2023	2,920	2,441

Lease liabilities - current		1,458
Lease liabilities - non-current		983

	Right-of-use assets	Lease liabilities
Balance at January 1, 2024	2,920	2,441
Additions	459	446
Loss on modification	80	86
Depreciation	(1,621)	—
Interest expense	—	76
Payments	—	(1,667)
Effect of foreign exchange rates	8	(82)
Balance at December 31, 2024	1,846	1,300

Lease liabilities - current		1,282
Lease liabilities - non-current		18

Schedule of amounts recognized in consolidated statement of profit or loss

	2024	2023	2022
Expense relating to short-term and low-value leases	225	246	292
Interest expense on lease liabilities	76	56	115
	301	302	407

Schedule of cash outflow for leases

	2024	2023	2022
Cash outflow for leases	1,591	1,892	2,013
Cash outflow for short-term and low-value leases	225	246	115
Total cash outflow for leases	1,816	2,138	2,128